Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	$ 24,601	$ 13,510	$ 15,049
Tax on profit at Australian prima facie tax rate of 30 per cent	7,380	4,053	4,515
Non-tax effected operating losses and capital gains	3,112	707	742
Tax on remitted and unremitted foreign earnings	485	225	283
Tax effect of loss from equity accounted investments, related impairments and expenses	317	154	164
Investment and development allowance		(99)	(94)
Tax rate changes	(1)	(8)	6
Amounts (over)/under provided in prior years	(11)	64	(21)
Recognition of previously unrecognised tax assets	(28)	(30)	(10)
Foreign exchange adjustments	(95)	20	(25)
Impact of tax rates applicable outside of Australia	(603)	(167)	(312)
Other	365	(211)	87
Income tax expense	10,921	4,708	5,335
Royalty-related taxation (net of income tax benefit)	229	66	194
Total taxation expense	$ 11,150	$ 4,774	$ 5,529